SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Share-based Compensation

NOTE 8. SHARE-BASED COMPENSATION

SEMPRA ENERGY EQUITY COMPENSATION PLANS

Sempra Energy has share-based compensation plans intended to align employee and shareholder objectives related to the long-term growth of Sempra Energy. The plans permit a wide variety of share-based awards, including:

  non-qualified stock options
  incentive stock options
  restricted stock
  restricted stock units
  stock appreciation rights
  performance awards
  stock payments

  dividend equivalents

  Eligible California Utilities employees participate in Sempra Energy's share-based compensation plans as a component of their compensation package.

  In May 2013, shareholders approved the Sempra Energy 2013 Long-Term Incentive Plan (the 2013 Plan). Upon approval, the remaining authorized shares from the Sempra Energy 2008 Long Term Incentive Plan and the 2008 Long Term Incentive Plan for EnergySouth, Inc. Employees and Other Eligible Individuals were applied to the number of shares authorized in the 2013 Plan.

  At December 31, 2013, Sempra Energy had the following types of equity awards outstanding:

  Non-Qualified Stock Options: Options have an exercise price equal to the market price of the common stock at the date of grant, are service-based, become exercisable over a four-year period, and expire 10 years from the date of grant. Vesting and/or the ability to exercise may be accelerated upon a change in control, in accordance with severance pay agreements or upon eligibility for retirement. Options are subject to forfeiture or earlier expiration when an employee terminates employment.
  Performance-Based Restricted Stock Units: These restricted stock unit awards vest in Sempra Energy common stock at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. If Sempra Energy's total return to shareholders exceeds the target levels established under the 2008 Long Term Incentive Plan for awards granted beginning in 2008 and under the 2013 Long-Term Incentive Plan beginning in May 2013, up to an additional 50 percent of the number of granted restricted stock units may be issued. If Sempra Energy's total return to shareholders is below the target levels, shares are subject to partial vesting on a pro rata basis. Restricted stock units may also be solely service-based; these are generally exercisable at the end of four years of service. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control under the applicable long-term incentive plan, in accordance with severance pay agreements or upon eligibility for retirement. Dividend equivalents on shares subject to restricted stock units are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.
  Service-Based Restricted Stock Units: Restricted stock units may also be service-based; these generally vest at the end of four years of service. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control under the applicable long-term incentive plan, or in accordance with severance pay agreements. Dividend equivalents on shares subject to restricted stock units are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.

  Restricted Stock: Prior to 2009, substantially all restricted stock awards were performance-based and vested at the end of four-year performance periods based on Sempra Energy's total return to shareholders relative to that of market indices. Since 2009, restricted stock awards have been solely service-based and are generally exercisable at the end of four years of service. Vesting is subject to earlier forfeiture upon termination of employment and accelerated vesting upon a change in control under the applicable long-term incentive plan, in accordance with severance pay agreements or upon eligibility for retirement. Holders of restricted stock have full voting rights. They also have full dividend rights; however, dividends paid on restricted stock held by officers are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock to which the dividends relate.

In April 2013, the IEnova board of directors approved the IEnova 2013 Long-Term Incentive Plan. The purpose of this plan is to align the interests of employees and directors of IEnova with its shareholders. All awards issued from this plan and any related dividend equivalents will settle in cash based on the fair market value of the awards, based on IEnova's common stock value, upon vesting. In 2013, IEnova issued 1,014,899 restricted stock units from this plan, all of which remain outstanding at December 31, 2013.

SHARE-BASED AWARDS AND COMPENSATION EXPENSE

We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and restricted stock and stock units on a straight-line basis over the requisite service period of the award, which is generally four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee's awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments, therefore we recognize additional paid in capital as we recognize the compensation expense associated with the awards.

At December 31, 2013, 7,210,346 shares were authorized and available for future grants of share-based awards. Our practice is to satisfy share-based awards by issuing new shares rather than by open-market purchases.

Total share-based compensation expense for all of Sempra Energy's share-based awards was comprised as follows:

SHARE-BASED COMPENSATION EXPENSE ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2013	2012	2011
Share-based compensation expense, before income taxes	$38	$40	$44
Income tax benefit	(15)	(16)	(18)
Share-based compensation expense, net of income taxes	$23	$24	$26

Net share-based compensation expense, per common share
Basic	$0.09	$0.10	$0.11
Diluted	$0.09	$0.10	$0.11

Sempra Energy Consolidated's capitalized compensation cost was $4 million in each of 2013, 2012 and 2011.

We classify the tax benefits resulting from tax deductions in excess of the tax benefit related to compensation cost recognized for stock option exercises as financing cash flows.

Sempra Energy subsidiaries record an expense for the plans to the extent that subsidiary employees participate in the plans and/or the subsidiaries are allocated a portion of the Sempra Energy plans' corporate staff costs. Expenses and capitalized compensation costs recorded by SDG&E and SoCalGas were as follows:

SHARE-BASED COMPENSATION EXPENSE ― SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
SDG&E:
Compensation expense	$8	$8	$8
Capitalized compensation cost	3	3	3
SoCalGas:
Compensation expense	$8	$7	$9
Capitalized compensation cost	1	1	1

SEMPRA ENERGY NON-QUALIFIED STOCK OPTIONS

We use a Black-Scholes option-pricing model (Black-Scholes model) to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy's stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior.

The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant. No new options were granted in 2013, 2012 or 2011.

The following table shows a summary of non-qualified stock options as of December 31, 2013 and activity for the year then ended:

NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual Term	Intrinsic Value
	Option	Price	(in years)	(in millions)
Outstanding at December 31, 2012	2,701,118	$51.86
Exercised	(1,237,348)	$50.32
Forfeited/canceled	(4,625)	$48.40
Outstanding at December 31, 2013	1,459,145	$53.18	4.0	$53

Vested or expected to vest, at December 31, 2013	1,459,145	$53.18	4.0	$53
Exercisable at December 31, 2013	1,300,745	$52.86	3.8	$48

The aggregate intrinsic value at December 31, 2013 is the total of the difference between Sempra Energy's closing stock price and the exercise price for all in-the-money options. The aggregate intrinsic value for non-qualified stock options exercised in the last three years was

  $41 million in 2013
  $45 million in 2012

  $23 million in 2011

  The total fair value of shares vested in the last three years was

  $2 million in 2013
  $4 million in 2012

  $7 million in 2011

Total compensation cost related to nonvested stock options not yet recognized as of December 31, 2013 was negligible.

We received cash from option exercises during 2013 totaling $62 million. There were no realized tax benefits for the share-based payment award deductions in 2013 over and above the $15 million income tax benefit shown above.

SEMPRA ENERGY RESTRICTED STOCK AWARDS AND UNITS

We use a Monte-Carlo simulation model to estimate the fair value of the restricted stock awards and units. Our determination of fair value is affected by the volatility of the stock price and the dividend yields for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables. Below are key assumptions for 2013, 2012 and 2011 for Sempra Energy:

	2013	2012	2011
Risk-free rate of return	0.6%	0.6%	1.5%
Annual dividend yield	3.3%	3.4%	3.0%
Stock price volatility	19%	27%	27%

Restricted Stock Awards

We provide below a summary of Sempra Energy's restricted stock awards as of December 31, 2013 and the activity during the year.

RESTRICTED STOCK AWARDS

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested at December 31, 2012	24,689	$56.59
Granted	4,617	$75.82
Vested	(11,837)	$55.49
Nonvested at December 31, 2013	17,469	$62.43
Vested or expected to vest, at December 31, 2013	17,469	$62.43

Total compensation cost of $1 million related to nonvested restricted stock awards not yet recognized as of December 31, 2013 is expected to be recognized over a weighted average period of 1.5 years. The weighted-average per-share fair value for restricted stock awards granted was $57.81 in 2012 and $52.96 in 2011.

The total fair value of shares vested in the last three years was

  $1 million in 2013
  $1 million in 2012

  $28 million in 2011

Restricted Stock Units

We provide below a summary of Sempra Energy's restricted stock units as of December 31, 2013 and the activity during the year.

RESTRICTED STOCK UNITS

	Performance-Based		Service-Based
	Restricted Stock Units		Restricted Stock Units
		Weighted-		Weighted-
		Average		Average
		Grant-Date		Grant-Date
	Units	Fair Value	Units	Fair Value
Nonvested at December 31, 2012	3,400,033	$42.72	135,241	$55.42
Granted	657,168	$57.55	107,718	$72.71
Vested	(864,100)	$36.04	(24,751)	$61.97
Forfeited	(28,540)	$50.55	(2,610)	$56.23
Nonvested at December 31, 2013(1)	3,164,561	$47.55	215,598	$63.30
Vested or expected to vest, at December 31, 2013	3,107,020	$47.45	203,655	$63.12
(1)		Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, up to an additional 50 percent of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.

The total fair value of shares vested in 2013 was $33 million.

The $29 million of total compensation cost related to nonvested restricted stock units not yet recognized as of December 31, 2013 is expected to be recognized over a weighted-average period of 2.4 years. The weighted-average per-share fair values for restricted stock units granted were $50.17 in 2012 and $42.35 in 2011.